Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Debt
2024	$ 0
2025	8,919
2026	0
2027	14,194
2028	0
Total long-term debt	$ 23,113	$ 46,804